Related-Party Transactions - Stock options (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 Option Options $ / shares shares	Dec. 31, 2023 EUR (€) Option Options tranche shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 EUR (€) Option Options	Dec. 31, 2021 $ / shares	Dec. 31, 2021 EUR (€) Option € / shares Options shares
Sofinnova Capital VII FCPR
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares	2,764,194	2,764,194
Mr. Dinko Valerio
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares	725,692	725,692
Number of options outstanding | Options	192,964	192,964
Number of options granted		22,608		23,931		23,239
Exercise price of options granted | $ / shares	$ 3.41		$ 8.01		$ 4.20
Shares sold through exercise of options | shares						32,272
Mr. Dinko Valerio | Scenario One
Transactions between the Company and related parties
Number of tranches		4
Vesting percentage per tranche		25.00%
Mr. Dinko Valerio | Scenario Two
Transactions between the Company and related parties
Number of tranches		13
Number of remaining tranches after first tranche		12
Vesting percentage per tranche		6.25%
Ms. Alison F. Lawton
Transactions between the Company and related parties
Number of options outstanding | Options	205,784	205,784
Number of options granted		22,608		23,931		23,239
Exercise price of options granted | $ / shares	$ 3.41		8.01		4.20
Ms. Alison F. Lawton | Scenario One
Transactions between the Company and related parties
Number of tranches		4
Vesting percentage per tranche		25.00%
Ms. Alison F. Lawton | Scenario Two
Transactions between the Company and related parties
Number of tranches		13
Number of remaining tranches after first tranche		12
Vesting percentage per tranche		6.25%
Mr. James Shannon
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares	61,538	61,538
Number of options outstanding | Options	202,044	202,044
Number of options granted | Option		22,608		23,931		23,239
Exercise price of options granted | $ / shares	$ 3.41		8.01		4.20
Mr. James Shannon | Scenario One
Transactions between the Company and related parties
Number of tranches		4
Vesting percentage per tranche		25.00%
Mr. James Shannon | Scenario Two
Transactions between the Company and related parties
Number of tranches		13
Number of remaining tranches after first tranche		12
Vesting percentage per tranche		6.25%
Mr. Bart Filius
Transactions between the Company and related parties
Number of options outstanding | Option	107,148	107,148
Number of options granted | Option		22,608		23,931		23,239
Exercise price of options granted | $ / shares	$ 3.41		8.01		4.20
Mr. Bart Filius | Scenario One
Transactions between the Company and related parties
Number of tranches		4
Vesting percentage per tranche		25.00%
Mr. Bart Filius | Scenario Two
Transactions between the Company and related parties
Number of tranches		13
Number of remaining tranches after first tranche		12
Vesting percentage per tranche		6.25%
Ms. Begona Carreno
Transactions between the Company and related parties
Number of options outstanding | Option	26,468	26,468
Number of options granted | Option		22,903		3,565
Exercise price of options granted | $ / shares	$ 3.41		0.95
Number of tranches		13
Number of remaining tranches after first tranche		12
Vesting percentage per tranche		6.25%
Ms. Theresa Heggie
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares	26,499	26,499
Number of options outstanding | Option	334,756	334,756
Number of options granted | Option		14,418		159,150		123,239
Exercise price of options granted | $ / shares	$ 1.74		0.84		6.25
Ms. Theresa Heggie | Scenario One
Transactions between the Company and related parties
Number of tranches		4
Vesting percentage per tranche		25.00%
Ms. Theresa Heggie | Scenario Two
Transactions between the Company and related parties
Number of tranches		13
Number of remaining tranches after first tranche		12
Vesting percentage per tranche		6.25%
Mr. D.A. de Boer
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares	705,309	705,309
Number of options outstanding | Option	4,011,888	4,011,888
Number of options granted		442,182		1,650,051		442,279
Exercise price of options granted | $ / shares	$ 3.41		0.76		$ 4.20
Bonus based on goals realized | €		€ 643		€ 791		€ 284
Weighted average remaining contractual life of outstanding share options				6 years 8 months 12 days
Mr. D.A. de Boer | Scenario One
Transactions between the Company and related parties
Number of tranches		4
Vesting percentage per tranche		25.00%
Mr. D.A. de Boer | Scenario Two
Transactions between the Company and related parties
Number of tranches		13
Number of remaining tranches after first tranche		12
Vesting percentage per tranche		6.25%
Mr. R.K. Beukema
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares	460,000	460,000
Number of options outstanding | Option	1,363,318	1,363,318
Number of options granted | Option		132,123		1,000,000
Exercise price of options granted | $ / shares	$ 3.41		$ 0.66
Bonus based on goals realized | €		€ 481		€ 84
Weighted average remaining contractual life of outstanding share options				7 years 7 months 6 days
Mr. R.K. Beukema | Scenario One
Transactions between the Company and related parties
Number of tranches		4
Vesting percentage per tranche		25.00%
Mr. R.K. Beukema | Scenario Two
Transactions between the Company and related parties
Number of tranches		13
Number of remaining tranches after first tranche		12
Vesting percentage per tranche		6.25%